Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt
NOTE 8. DEBT
The components of the Company’s borrowings as of December 31, were as follows:

(In millions)	Maturity Date	2023	2022	2021
Revolving credit facility (1)	December 14, 2026	$250.0	$584.6	$282.9
Less: unamortized debt issuance costs		(0.8)	(2.2)	(1.2)

Revolving credit facility, net		$249.2	$582.4	$281.7
Convertible senior notes (2)	May 15, 2026	$402.5	$402.5	$402.5
Less: unamortized debt issuance costs		(5.3)	(7.6)	(9.8)

Convertible senior notes, net		$397.2	$394.9	$392.7
Long-term debt, net		$646.4	$977.3	$674.4

(1)	Weighted-average interest rate at December 31, 2023 was 6.75%
(2)	Effective interest rate for the Notes (as defined below) for the quarter ended December 31, 2023 was 0.82%

Components of interest expense recognized for the 0.25% Convertible Senior Notes due 2026 (the “Notes”) were as follows for the years ended December 31:

(In millions)	2023	2022	2021
Contractual interest expense	$1.0	$1.0	$0.6
Interest cost related to amortization of issuance costs	2.2	2.2	1.3

Total interest expense	$3.2	$3.2	$1.9

Five-year Revolving Credit Facility
On June 19, 2018, the Company entered into a Credit Agreement (the “Credit Agreement”) with Wells Fargo Bank, National Association, as administrative agent, and the other lenders party thereto. The Credit Agreement provided for a $1 billion revolving credit facility that matures in June 2023. The borrowings under the Credit Agreement were used to repay in full all outstanding indebtedness under the previous credit agreement. On May 25, 2021, the Company entered into the first amendment to the Credit Agreement to permit the issuance of the Convertible Senior Notes described below. On December 14, 2021, the Company entered into the second amendment to increase its borrowing limit from $1 billion to $1.3 billion, extend the maturity of the Credit Agreement from June 2023 to December 2026, and modified the leverage calculation to differentiate between secured debt and total debt. Revolving loans under the credit facility bear interest, at the Company’s option, at 1) SOFR (subject to a floor rate of zero) plus 10 basis points, or 2) an alternative base rate (which is the greater of Wells Fargo’s Prime Rate, the Federal Funds Rate plus 50 basis points, or SOFR (subject to a floor rate of zero) plus 1.1% , plus, in each case, a margin dependent on the leverage ratio.
The Company is required to make periodic interest payments on borrowed amounts and to pay an annual commitment fee of 15.0 to 30.0 basis points, depending on its leverage ratio. As of December 31, 2023, the Company had $250.0 million drawn on and $1,043.8 million of availability under the revolving credit facility. The ability to use this availability is limited by the leverage ratio covenant described below.
The obligations under the Credit Agreement are guaranteed by the Company’s domestic and certain foreign subsidiaries and subsequently formed or acquired subsidiaries (the “Guarantors”). The obligations under the Credit Agreement are secured by a first-priority security interest in substantially all of the Guarantor’s tangible and intangible personal property and a pledge of the capital stock of permitted borrowers and certain Guarantors.
The Company’s credit facility includes restrictive covenants that, if not met, could lead to renegotiation of its credit facility, a requirement to repay its borrowings, and/or a significant increase in its cost of financing. Restrictive covenants include a minimum interest coverage ratio, a maximum leverage ratio, as well as certain events of default.
Convertible Senior Notes
On May 28, 2021, the Company closed a private offering of $402.5 million aggregate principal amount of the Company’s 0.25% Convertible Senior Notes due 2026 (the “Notes”) to qualified institutional buyers, resulting in net proceeds of approximately $392.2 million after deducting initial purchasers’ discounts of the Notes. Interest on the Notes has accrued from May 28, 2021 and is payable semi-annually in arrears on May 15 and November 15 of each year, beginning on November 15, 2021, at a rate of 0.25% per year. The Notes will mature on May 15, 2026 unless earlier converted, redeemed or repurchased. No sinking fund is provided for the Notes.
The initial conversion rate of the Notes is 5.8958 shares of the Company’s common stock per $1,000 principal amount of notes, which is equivalent to an initial conversion price of approximately $169.61 per share. The conversion rate of the Notes is subject to adjustment upon the occurrence of certain specified events. In addition, upon the occurrence of a make-whole fundamental change (as defined in the indenture governing the Notes (the “Indenture”)) or upon a notice of redemption, the Company will, in certain circumstances, increase the conversion rate for a holder that elects to convert its Notes in connection with such make-whole fundamental change or notice of redemption, as the case may be.

On or after March 20, 2024, the Company has the option to redeem for cash all or part of the Notes, if the last reported sales price of the Company’s common stock (the “common stock”) has been at least 130% of the conversion price then in effect for at least 20 trading days (whether or not consecutive), including the trading day immediately preceding the date on which the Company provides redemption notice, during any 30 consecutive trading days ending on, and including, the last trading day immediately before the date the Company sends the related redemption notice. The redemption price of each Note to be redeemed will be the principal amount of such note, plus accrued and unpaid interest to, but excluding, the redemption date. If the Company redeems less than all the outstanding Notes, at least $100 million aggregate principal amount of Notes must be outstanding and not subject to redemption as of the relevant redemption notice date.
Prior to the close of business on the business day immediately preceding February 15, 2026, the Notes are convertible at the option of the holders only under the following circumstances:

•
during any calendar quarter commencing after the calendar quarter ending on September 30, 2021 (and only during such calendar quarter), if the last reported sale price of the common stock for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day;

•
during the five business day period after any ten consecutive trading day period (the “measurement period”) in which the trading price per $1,000 principal amount of Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the common stock and the conversion rate on each such trading day;

•
if the Company calls such Notes for redemption, at any time prior to the close of business on the scheduled trading day immediately preceding the redemption date, but only with respect to the Notes called (or deemed called) for redemption; or

•	upon the occurrence of certain corporate events, as specified in the Indenture governing the Notes.
At any time on or after February 15, 2026, holders may convert their Notes at their option, and in multiples of $1,000 principal amount, without regard to the foregoing circumstances. Upon conversion, the Company will pay cash up to the aggregate principal amount of the Notes and for the remainder of our conversion obligation in excess of the aggregate principal amount will pay or deliver cash, shares of common stock, or a combination of cash and shares of common stock at the Company’s election.
The Notes were not convertible during the year ended December 31, 2023 and none have been converted to date. Also given the daily average market price of the common stock has not exceeded the exercise price since inception, there is no impact to the diluted earnings per share.
Upon the occurrence of a fundamental change (as defined in the Indenture), subject to certain conditions, holders may require the Company to repurchase for cash all or any portion of their Notes in multiples of $1,000 principal amounts, at its repurchase price, plus accrued and unpaid interest to, but excluding, the repurchase date.
The Notes are senior unsecured obligations and rank equally in right of payment with all of the Company’s existing unsubordinated debt and senior in right of payment to any future debt that is expressly subordinated in right of payment to the Notes. The Notes will be effectively subordinated to any of the Company’s existing and future secured debt to the extent of the assets securing such indebtedness.
The Indenture includes customary terms and covenants, including certain events of default after which the Notes may become due and payable immediately.
Convertible Note Hedge Transactions
In conjunction with the Notes, the Company paid an aggregate amount of $65.6 million for the Convertible Note Hedge Transactions (the “Hedge Transactions”). The Hedge Transactions cover, subject to anti-dilution adjustments substantially similar to those in the Notes, approximately 2.4 million shares of the Company’s common stock. These are the same number of shares initially underlying the Notes, at a strike price of $169.61, subject to customary adjustments. The Hedge Transactions will expire upon the maturity of the Notes, subject to earlier exercise or termination.

The Hedge Transactions are expected generally to reduce the potential dilutive effect of the conversion of the Notes and/or offset any cash payments the Company is required to make in excess of the principal amount of the converted Notes, in the event that the market price per share of the Company’s common stock, as measured under the terms of the Hedge Transactions, is greater than the Hedge Transactions strike price of $169.61. The Hedge Transactions meet the criteria in ASC
815-40
to be classified within Stockholders’ Equity, and therefore these transactions are not revalued after their issuance.
The Company made a tax election to integrate the Notes and the Hedge Transactions. The accounting impact of this tax election makes the Hedge Transactions deductible as original issue discount interest for tax purposes over the term of the note, and resulted in a $17.1 million deferred tax asset recorded as an adjustment to Additional paid-in
capital on the Balance Sheet as of December 31, 2023 and 2022.
Warrant Transactions
In addition, concurrently with entering into the Hedge Transactions, the Company separately entered into privately-negotiated Warrant Transactions (the “Warrant Transactions”), whereby the Company sold to the counterparties warrants to acquire, collectively, subject to anti-dilution adjustments, 2.4 million shares of its common stock at an initial strike price of $240.02 per share. The Company received aggregate proceeds of $29.5 million from the Warrant Transactions with the counterparties, with such proceeds partially offsetting the costs of entering into the Hedge Transactions. The warrants expire in August 2026. If the market value per share of the common stock, exceeds the strike price of the warrants, the warrants will have a dilutive effect on our earnings per share, unless the Company elects, subject to certain conditions, to settle the warrants in cash. The warrants meet the criteria in ASC
815-40
to be classified within Stockholders’ Equity, and therefore the warrants are not revalued after issuance.